Trade receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Subtotal		R$ 4,706,325	R$ 4,198,399
Allowance for doubtful accounts		(1,428,517)	(1,280,088)
Total trade receivables		3,277,808	2,918,311
Current		3,062,574	2,695,077
Noncurrent		215,234	223,234
Trade receivables		3,277,808	2,918,311
Private Sector [Member]
IfrsStatementLineItems [Line Items]
Subtotal		2,704,332	2,556,639
Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal		993,318	873,523
Wholesale Municipal Governments [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[1]	49,415	28,044
General And Special Customers [Member] | Private Sector [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[2],[3]	2,287,782	2,042,023
Agreements [Member] | Private Sector [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[4]	416,550	514,616
Agreements [Member] | Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[4]	372,943	278,844
Municipal [Member] | Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal		609,731	586,810
Federal [Member] | Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal		10,644	7,869
Mogi Das Cruzes [Member] | Wholesale Municipal Governments [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[1]	4,048	3,580
Sao Caetano Do Sul [Member] | Wholesale Municipal Governments [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[1]	45,367	24,464
Unbilled Supply [Member]
IfrsStatementLineItems [Line Items]
Subtotal		R$ 959,260	R$ 740,193

[1]	Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers.
[2]	General customers - residential and small and mid-sized companies;
[3]	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);
[4]	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements;